Investment Portfolio - July 31, 2026

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS - 98.5%

Communication Services - 8.1%
Interactive Media & Services - 8.1%
Alphabet, Inc. - Class A	8,608	$3,065,567
Meta Platforms, Inc. - Class A	2,367	1,317,733
Total Communication Services		4,383,300
Consumer Discretionary - 9.2%
Broadline Retail - 5.6%
Amazon.com, Inc.*	11,261	3,058,263
Hotels, Restaurants & Leisure - 0.6%
Booking Holdings, Inc.	1,628	314,041
Specialty Retail - 3.0%
The TJX Companies, Inc.	10,456	1,645,147
Total Consumer Discretionary		5,017,451
Financials - 17.5%
Banks - 2.6%
JPMorgan Chase & Co.	3,963	1,394,144
Capital Markets - 6.6%
BlackRock, Inc.	1,227	1,337,909
Moody’s Corp.	913	436,761
MSCI, Inc.	1,663	951,635
Nasdaq, Inc.	9,353	880,959
		3,607,264
Financial Services - 7.5%
Mastercard, Inc. - Class A	4,003	2,294,119
Visa, Inc. - Class A	4,847	1,774,632
		4,068,751
Insurance - 0.8%
First American Financial Corp.	5,849	438,616
Total Financials		9,508,775
Health Care - 17.0%
Biotechnology - 1.0%
Natera, Inc.*	2,059	551,318
Health Care Equipment & Supplies - 2.7%
The Cooper Companies, Inc.*	20,254	1,464,769
Health Care Providers & Services - 13.3%
Cardinal Health, Inc.	3,080	708,492
Cencora, Inc.	2,005	624,237
Elevance Health, Inc.	2,963	1,113,614
Guardant Health, Inc.*	3,349	542,505
McKesson Corp.	748	640,430
Molina Healthcare, Inc.*	5,804	1,135,378
Tenet Healthcare Corp.*	6,758	1,721,803
UnitedHealth Group, Inc.	1,692	701,165
		7,187,624
Total Health Care		9,203,711
Industrials - 13.5%
Aerospace & Defense - 2.9%
HEICO Corp. - Class A	6,161	1,585,102
	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Air Freight & Logistics - 3.7%
United Parcel Service, Inc. - Class B	19,158	$1,996,647
Commercial Services & Supplies - 0.7%
Rollins, Inc.	10,101	383,535
Electrical Equipment - 3.2%
AMETEK, Inc.	7,104	1,717,108
Ground Transportation - 3.0%
Knight-Swift Transportation Holdings, Inc.	23,272	1,618,102
Total Industrials		7,300,494
Information Technology - 27.1%
Electronic Equipment, Instruments & Components - 1.1%
Amphenol Corp. - Class A	3,702	594,911
Semiconductors & Semiconductor Equipment - 13.0%
Applied Materials, Inc.	1,913	971,173
Broadcom, Inc.	4,717	1,836,234
Lam Research Corp.	2,478	726,104
NVIDIA Corp.	17,558	3,524,768
		7,058,279
Software - 7.6%
Cadence Design Systems, Inc.*	2,961	1,006,799
Microsoft Corp.	5,246	2,437,921
ServiceNow, Inc.*	5,981	665,267
		4,109,987
Technology Hardware, Storage & Peripherals - 5.4%
Apple, Inc.	9,575	2,957,813
Total Information Technology		14,720,990
Materials - 2.6%
Containers & Packaging - 2.6%
Graphic Packaging Holding Co.	132,977	1,426,843
Real Estate - 3.5%
Real Estate Management & Development - 2.2%
CBRE Group, Inc. - Class A*	8,275	1,214,853
Specialized REITs - 1.3%
Weyerhaeuser Co.	27,975	700,214
Total Real Estate		1,915,067
TOTAL COMMON STOCKS
(Identified Cost $43,094,008)		53,476,631

Investment Portfolio - July 31, 2026

(unaudited)

EQUITY SERIES	SHARES	VALUE

SHORT-TERM INVESTMENT - 2.5%

BNY Dreyfus Government Cash Management, Institutional Shares, 3.56%[1]
(Identified Cost $1,334,337)	1,334,337	$1,334,337

TOTAL INVESTMENTS - 101.0%
(Identified Cost $44,428,345)		54,810,968
LIABILITIES, LESS OTHER ASSETS - (1.0%)		(545,048)
NET ASSETS - 100%		$54,265,920

REIT - Real Estate Investment Trust

*Non-income producing security.

1Rate shown is the current yield as of July 31, 2026.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2026 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Communication Services	$4,383,300	$4,383,300	$—	$—
Consumer Discretionary	5,017,451	5,017,451	—	—
Financials	9,508,775	9,508,775	—	—
Health Care	9,203,711	9,203,711	—	—
Industrials	7,300,494	7,300,494	—	—
Information Technology	14,720,990	14,720,990	—	—
Materials	1,426,843	1,426,843	—	—
Real Estate	1,915,067	1,915,067	—	—
Short-Term Investment	1,334,337	1,334,337	—	—
Total assets	$54,810,968	$54,810,968	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2025 or July 31, 2026.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2